Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2019
Contract Amounts of Foreign Exchange Contracts
Contract amounts of foreign exchange contracts at December 31, 2019 and 2018 are set forth below:

	December 31
	2019	2018
	(Millions of yen)
To sell foreign currencies	180,242	230,505
To buy foreign currencies	32,618	30,816

Designated as Hedging Instrument
Fair Value of Derivative Instruments in Consolidated Balance Sheets
Derivatives designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2019	2018
		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	34	521
Liabilities:
Foreign exchange contracts	Other current liabilities	828	323

Not Designated as Hedging Instrument
Fair Value of Derivative Instruments in Consolidated Balance Sheets
Derivatives not designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2019	2018
		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	317	2,622
Liabilities:
Foreign exchange contracts	Other current liabilities	1,745	443

Cash Flow Hedging | Designated as Hedging Instrument
Effect of Derivative Instruments in Consolidated Statements of Income
Derivatives in cash flow hedging relationships

	Year ended December 31
	Gain (loss) recognized in OCI	Gain (loss) reclassified from accumulated OCI into income
	Amount	Location	Amount
	(Millions of yen)
2019:
Foreign exchange contracts	(2,180)	Net sales	(661)

	Years ended December 31
	Gain (loss) recognized in OCI (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)
	Amount	Location	Amount	Location	Amount
	(Millions of yen)
2018:
Foreign exchange contracts	(586)	Other, net	(1,341)	Other, net	(682)
2017:
Foreign exchange contracts	(2,080)	Other, net	(5,772)	Other, net	(332)

Cash Flow Hedging | Not Designated as Hedging Instrument
Effect of Derivative Instruments in Consolidated Statements of Income
Derivatives not designated as hedging instruments

	Gain (loss) recognized in income on derivative
	Years ended December 31
	Location	2019	2018	2017
		(Millions of yen)
Foreign exchange contracts	Other, net	805	5,284	(7,932)